DEBT (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Disclosure of detailed information about debt [Table Text Block]
2020
Balance, beginning of year	$—
Drawdown	30,000
Transaction costs	(1,033)
Balance, end of year	$28,967